CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (2,998,608)	$ (10,856,373)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,850	1,948
Stock-based compensation	541,526	221,692
Change in fair value of warrant liability	(6,147,210)
Foreign currency exchange gain	(52,070)	(136,504)
(Decrease) increase in liabilities:
Prepaid expenses	(164,484)	(908,468)
Other current assets	(86,979)	(24,871)
Accounts payable	78,814	(147,136)
Accrued expenses	(746,541)	(1,773,629)
Net cash used in operating activities	(9,573,702)	(13,623,341)
Cash Flows from Financing Activities:
Proceeds from issuance of shares, net of issuance costs	3,501,757	12,366,469
Proceeds from employee vesting of restricted shares	1,074
Net cash provided by financing activities	3,502,831	12,366,469
Effect of exchange rates on cash	1,614	46,779
Net decrease in cash	(6,069,257)	(1,210,093)
Cash, beginning of period	13,249,945	9,361,270
Cash, end of period	$ 7,180,688	8,151,177
Supplemental disclosures of non-cash financing activities
Ordinary share subscriptions deposit		$ 1,120,000